Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Summary of Combined carrying amounts of goodwill allocated to each cash-generating unit (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Growth rates (as a percent)	3.00%	3.30%
Assumptions
Risk-free fee (T-Note 10y) (as a percent)	1.46%
Market risk premium (as a percent)	5.63%
BR
Assumptions
Inflation (as a percent)	3.00%
Country risk premium (as a percent)	3.68%
Tax rate (as a percent)	34.00%
US
Assumptions
Inflation (as a percent)	2.16%
UK
Assumptions
Inflation (as a percent)	2.04%
Country risk premium (as a percent)	0.51%
Tax rate (as a percent)	19.00%
ARG
Assumptions
Country risk premium (as a percent)	10.21%
Tax rate (as a percent)	30.00%
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Discount rates (as a percent)	8.30%	8.30%
Top of range [member]
Disclosure of information for cash-generating units [line items]
Discount rates (as a percent)	12.20%	9.30%
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Goodwill	R$ 1,132,817	R$ 1,077,758
Cash generating unit – Moove
Disclosure of information for cash-generating units [line items]
Goodwill	916,742	882,373
Cash generating unit – Compass
Disclosure of information for cash-generating units [line items]
Goodwill	94,891	94,891
Cash generating unit – Logística
Disclosure of information for cash-generating units [line items]
Goodwill	100,451	100,451
Cash generating unit – Cosan – Other Business
Disclosure of information for cash-generating units [line items]
Goodwill	R$ 20,733	R$ 43